Subsequent Events - Additional Information (Detail) - USD ($)					12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 22, 2022
Subsequent Event [Line Items]
Repayments of debt					$ 83,579,825	$ 173,012,428	$ 41,804,846
Debt instrument face amount								$ 59,400,000
Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				50.00%
Restricted Stock [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				250,000
Share based compensation arrangement by share based payment award award vesting date				Feb. 21, 2024
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				125,000
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				125,000
Restricted Stock [Member] | Independent Directors [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				27,000
Restricted Stock [Member] | Employees and Service Providers [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				7,000
Share-Based Payment Arrangement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				250,000
Share-based payment arrangement, option, exercise price range, exercisable, weighted average exercise price				$ 2.85
Share-based compensation arrangement by share-based payment award, expiration date				Feb. 21, 2024
Share based compensation arrangement by share based payment award award vesting date				Feb. 21, 2033
Share-Based Payment Arrangement [Member] | Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				125,000
Share-Based Payment Arrangement [Member] | Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				125,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Derivative cash received on hedge		$ 2,000,000
Debt instrument face amount		70,000,000
Subsequent Event [Member] | MGC Aggressive Inc. [Member]
Subsequent Event [Line Items]
Dividend received	$ 19,300,000
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Repayments of debt		$ 18,500,000	$ 5,900,000
Debt instrument maturity date		January 2028	August 2026